Assets subject to lien and assets acquired through foreclosures - Carrying amounts of assets acquired through foreclosure (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Building For Nonbusiness Use [Member]
Statement One [Line Items]
Cumulative depreciation amount	₩ 1,055	₩ 716
Movables For Nonbusiness Use [Member]
Statement One [Line Items]
Cumulative depreciation amount	₩ 882	₩ 907